GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
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GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

There were no changes to the carrying amount of goodwill in the two years period commencing January 1, 2016 through December 31, 2017.

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Useful Life	December 31,
		2017	2016
Original amount:
Core technology	8	$17,464	$17,464
Trademarks and trade names	15 – 20	25,520	25,520

		42,984	42,984

Accumulated amortization:
Core technology		6,927	4,743
Trademarks and trade names		17,662	16,086

		24,589	20,829

Other intangible assets, net:
Core technology		10,537	12,721
Trademarks and trade names		7,858	9,434

		$18,395	$22,155

The estimated future amortization expense of other intangible assets as of December 31, 2017 is as follows:

2018	$3,759
2019	3,734
2020	3,518
2021	3,518
2022	2,368
Thereafter	1,498

$18,395